UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

May 31, 2015

MFS® GROWTH FUND

MEG-SEM

MFS® GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Global economic conditions were sluggish in early 2015. U.S. growth decelerated sharply, and a strong dollar made exports more expensive. Also contributing to weakness were a slow, tentative eurozone economic recovery, a steady deceleration in China’s pace of growth and a struggling Japanese economy.

Other major economies and regions have struggled, leading central banks to step up their efforts to stimulate economic growth. The European Central Bank’s quantitative easing program has begun to make an impact. However, risks associated with a potential Greek debt default and potential eurozone exit have weighed on business and investor confidence.

Despite the People’s Bank of China’s targeted stimulative actions,

China’s economic growth rate has continued to decelerate to multi-decade lows, and Chinese equity markets are showing signs of strain.

In Puerto Rico, concerns about the island nation’s ability to pay its outstanding debt obligations resurfaced, which weighed on municipal bond markets.

The U.S. Federal Reserve has remained accommodative in the face of global headwinds and low inflation.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

July 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	4.1%
Visa, Inc., “A”	3.4%
MasterCard, Inc., “A”	2.5%
Facebook, Inc., “A”	2.4%
Google, Inc., “A”	2.4%
Actavis PLC	2.4%
Danaher Corp.	2.3%
Thermo Fisher Scientific, Inc.	2.3%
Google, Inc., “C”	2.0%
Biogen, Inc.	1.9%

Equity sectors
Technology	20.8%
Health Care	20.2%
Retailing	13.8%
Financial Services	9.9%
Leisure	8.8%
Industrial Goods & Services	5.7%
Special Products & Services	5.6%
Consumer Staples	5.0%
Autos & Housing	2.1%
Utilities & Communications	1.7%
Transportation	1.7%
Basic Materials	1.4%
Energy	1.2%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 5/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2014 through May 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2014 through May 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/14	Ending Account Value 5/31/15	Expenses Paid During Period (p) 12/01/14-5/31/15
A	Actual	0.95%	$1,000.00	$1,035.45	$4.82
	Hypothetical (h)	0.95%	$1,000.00	$1,020.19	$4.78
B	Actual	1.70%	$1,000.00	$1,031.60	$8.61
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55
C	Actual	1.70%	$1,000.00	$1,031.64	$8.61
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55
I	Actual	0.70%	$1,000.00	$1,036.72	$3.55
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
R1	Actual	1.70%	$1,000.00	$1,031.54	$8.61
	Hypothetical (h)	1.70%	$1,000.00	$1,016.45	$8.55
R2	Actual	1.20%	$1,000.00	$1,034.10	$6.09
	Hypothetical (h)	1.20%	$1,000.00	$1,018.95	$6.04
R3	Actual	0.95%	$1,000.00	$1,035.46	$4.82
	Hypothetical (h)	0.95%	$1,000.00	$1,020.19	$4.78
R4	Actual	0.70%	$1,000.00	$1,036.80	$3.55
	Hypothetical (h)	0.70%	$1,000.00	$1,021.44	$3.53
R5	Actual	0.62%	$1,000.00	$1,037.26	$3.15
	Hypothetical (h)	0.62%	$1,000.00	$1,021.84	$3.13

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 97.9%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
Honeywell International, Inc.	852,182	$88,797,365
Rockwell Collins, Inc.	304,034	28,940,996

		$117,738,361
Airlines - 0.3%
Spirit Airlines, Inc. (a)	571,585	$36,335,658

Alcoholic Beverages - 1.5%
Constellation Brands, Inc., “A”	1,004,485	$118,418,737
Pernod Ricard S.A.	450,739	55,717,499

		$174,136,236
Apparel Manufacturers - 2.4%
LVMH Moet Hennessy Louis Vuitton S.A.	421,278	$75,025,122
NIKE, Inc., “B”	792,358	80,559,038
PVH Corp.	224,585	23,500,574
VF Corp.	1,414,794	99,643,941

		$278,728,675
Biotechnology - 6.9%
Alexion Pharmaceuticals, Inc. (a)	892,758	$146,269,471
Biogen, Inc. (a)	571,331	226,812,694
Celgene Corp. (a)	1,039,922	119,008,674
Gilead Sciences, Inc.	537,969	60,397,780
Isis Pharmaceuticals, Inc. (a)	259,476	17,467,924
Puma Biotechnology, Inc. (a)	174,618	34,129,088
Regeneron Pharmaceuticals, Inc. (a)	311,810	159,821,334
Vertex Pharmaceuticals, Inc. (a)	335,171	42,999,088

		$806,906,053
Broadcasting - 2.4%
Time Warner, Inc.	1,373,992	$116,074,844
Twenty-First Century Fox, Inc.	4,524,204	152,013,254
Walt Disney Co.	119,258	13,162,505

		$281,250,603
Brokerage & Asset Managers - 3.2%
Affiliated Managers Group, Inc. (a)	381,611	$85,351,116
BlackRock, Inc.	275,183	100,656,438
Intercontinental Exchange, Inc.	813,698	192,667,412

		$378,674,966

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - 3.8%
Cognizant Technology Solutions Corp., “A” (a)	2,801,140	$181,289,781
Equifax, Inc.	601,602	60,358,729
FleetCor Technologies, Inc. (a)	669,601	101,873,096
Realogy Holdings Corp. (a)	908,676	42,662,338
Verisk Analytics, Inc., “A” (a)	550,089	39,925,460
Zillow Group, Inc. (a)(l)	186,349	17,030,435

		$443,139,839
Cable TV - 1.1%
Comcast Corp., “Special A”	2,296,006	$133,168,348

Chemicals - 1.0%
Monsanto Co.	1,039,501	$121,600,827

Computer Software - 4.8%
Adobe Systems, Inc. (a)	2,250,714	$178,008,970
Intuit, Inc.	628,235	65,430,675
Oracle Corp.	3,253,897	141,511,981
Salesforce.com, Inc. (a)	2,448,723	178,144,598

		$563,096,224
Computer Software - Systems - 5.4%
Apple, Inc.	3,669,286	$478,034,580
EMC Corp.	4,670,338	123,016,703
Sabre Corp.	1,341,938	35,011,162

		$636,062,445
Construction - 2.1%
Sherwin-Williams Co.	647,202	$186,510,672
Vulcan Materials Co.	695,113	62,511,512

		$249,022,184
Consumer Products - 1.7%
Colgate-Palmolive Co.	1,762,868	$117,741,954
Estee Lauder Cos., Inc., “A”	893,817	78,146,420

		$195,888,374
Consumer Services - 1.8%
Priceline Group, Inc. (a)	179,298	$210,144,428

Electrical Equipment - 3.3%
AMETEK, Inc.	2,149,120	$115,536,691
Danaher Corp.	3,139,460	270,998,187

		$386,534,878

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - 2.1%
Avago Technologies Ltd.	833,642	$123,437,371
Broadcom Corp., “A”	1,384,560	78,712,236
NXP Semiconductors N.V. (a)	385,683	43,292,917

		$245,442,524
Energy - Independent - 0.6%
Anadarko Petroleum Corp.	636,467	$53,215,006
Noble Energy, Inc.	484,131	21,195,255

		$74,410,261
Entertainment - 1.4%
Netflix, Inc. (a)	257,639	$160,782,194

Food & Beverages - 1.9%
Danone S.A.	908,443	$62,388,866
Mead Johnson Nutrition Co., “A”	793,146	77,173,106
Mondelez International, Inc.	1,965,033	81,725,722

		$221,287,694
Food & Drug Stores - 1.4%
CVS Health Corp.	1,666,753	$170,642,172

Gaming & Lodging - 1.4%
Hilton Worldwide Holdings, Inc. (a)	2,031,205	$58,823,697
Marriott International, Inc., “A”	1,015,291	79,182,545
Wynn Resorts Ltd.	230,496	23,208,642

		$161,214,884
General Merchandise - 2.5%
Costco Wholesale Corp.	693,944	$98,949,475
Dollar General Corp.	1,537,608	111,614,965
Dollar Tree, Inc. (a)	1,094,170	82,051,808

		$292,616,248
Internet - 8.5%
Alibaba Group Holding Ltd., ADR (a)	565,252	$50,488,309
Facebook, Inc., “A “ (a)	3,612,234	286,052,810
Google, Inc., “A” (a)	514,847	280,756,366
Google, Inc., “C” (a)	438,609	233,388,235
LinkedIn Corp., “A” (a)	551,487	107,501,361
Twitter, Inc. (a)	744,822	27,312,623
Yahoo!, Inc. (a)	268,439	11,525,428

		$997,025,132

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Machinery & Tools - 1.3%
Colfax Corp. (a)	733,536	$36,962,879
Roper Technologies, Inc.	698,279	122,170,894

		$159,133,773
Major Banks - 0.7%
Morgan Stanley	2,329,134	$88,972,919

Medical & Health Technology & Services - 2.1%
Cerner Corp. (a)	1,129,499	$76,003,988
McKesson Corp.	728,701	172,869,738

		$248,873,726
Medical Equipment - 5.2%
Abbott Laboratories	2,528,708	$122,895,209
C.R. Bard, Inc.	210,187	35,799,050
Cooper Cos., Inc.	274,157	49,833,518
Medtronic PLC	1,763,231	134,569,790
Thermo Fisher Scientific, Inc.	2,079,001	269,500,900

		$612,598,467
Oil Services - 0.6%
Schlumberger Ltd.	768,019	$69,713,085

Other Banks & Diversified Financials - 5.9%
MasterCard, Inc., “A”	3,252,051	$300,034,225
Visa, Inc., “A”	5,754,196	395,198,181

		$695,232,406
Pharmaceuticals - 6.1%
Actavis PLC (a)	913,671	$280,323,400
Bristol-Myers Squibb Co.	2,916,507	188,406,352
Eli Lilly & Co.	892,021	70,380,457
Receptos, Inc. (a)	200,913	33,128,545
Valeant Pharmaceuticals International, Inc. (a)	429,788	102,620,481
Zoetis, Inc.	767,974	38,222,066

		$713,081,301
Printing & Publishing - 0.5%
Moody’s Corp.	581,303	$62,838,854

Railroad & Shipping - 1.0%
Canadian Pacific Railway Ltd.	417,370	$68,745,013
Union Pacific Corp.	513,258	51,792,865

		$120,537,878

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 2.0%
Aramark	1,577,150	$49,443,653
Starbucks Corp.	3,234,882	168,084,469
YUM! Brands, Inc.	156,506	14,102,756

		$231,630,878
Specialty Chemicals - 0.4%
Ecolab, Inc.	381,623	$43,753,077

Specialty Stores - 7.5%
Amazon.com, Inc. (a)	475,811	$204,232,356
AutoZone, Inc. (a)	175,083	117,939,410
Burlington Stores, Inc. (a)	795,203	41,962,862
L Brands, Inc.	538,706	46,608,843
Ross Stores, Inc.	2,243,405	216,869,961
Tiffany & Co.	137,091	12,849,539
TJX Cos., Inc.	2,498,926	160,880,856
Tractor Supply Co.	830,265	72,349,292
Urban Outfitters, Inc. (a)	290,576	9,990,003

		$883,683,122
Telecommunications - Wireless - 1.7%
American Tower Corp., REIT	2,193,511	$203,535,886

Trucking - 0.4%
FedEx Corp.	266,706	$46,198,813
Total Common Stocks (Identified Cost, $7,646,005,712)		$11,515,633,393

Money Market Funds - 1.9%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	228,469,435	$228,469,435

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.10%, at Cost and Net Asset Value (j)	13,275,585	$13,275,585
Total Investments (Identified Cost, $7,887,750,732)		$11,757,378,413

Other Assets, Less Liabilities - 0.1%		11,551,430
Net Assets - 100.0%		$11,768,929,843

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $7,659,281,297)	$11,528,908,978
Underlying affiliated funds, at cost and value	228,469,435
Total investments, at value, including $12,771,113 of securities on loan (identified cost, $7,887,750,732)	$11,757,378,413
Receivables for
Investments sold	46,649,081
Fund shares sold	17,706,474
Interest and dividends	4,647,327
Other assets	33,486
Total assets	$11,826,414,781
Liabilities
Payables for
Investments purchased	$27,202,770
Fund shares reacquired	13,476,311
Collateral for securities loaned, at value	13,275,585
Payable to affiliates
Investment adviser	686,993
Shareholder servicing costs	2,466,491
Distribution and service fees	194,007
Payable for independent Trustees’ compensation	17,245
Accrued expenses and other liabilities	165,536
Total liabilities	$57,484,938
Net assets	$11,768,929,843
Net assets consist of
Paid-in capital	$7,682,953,762
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,869,593,564
Accumulated net realized gain (loss) on investments and foreign currency	206,851,061
Undistributed net investment income	9,531,456
Net assets	$11,768,929,843
Shares of beneficial interest outstanding	163,126,342

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$4,324,298,248	60,642,284	$71.31
Class B	138,294,078	2,299,178	60.15
Class C	503,489,804	8,428,289	59.74
Class I	3,035,727,419	40,555,474	74.85
Class R1	15,603,735	260,352	59.93
Class R2	162,996,817	2,387,001	68.29
Class R3	462,068,585	6,508,004	71.00
Class R4	894,785,018	12,257,616	73.00
Class R5	2,231,666,139	29,788,144	74.92

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $75.66 [100 / 94.25 x $71.31]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$64,108,578
Interest	612,515
Dividends from underlying affiliated funds	141,528
Foreign taxes withheld	(1,293,600)
Total investment income	$63,569,021
Expenses
Management fee	$36,557,327
Distribution and service fees	9,518,723
Shareholder servicing costs	5,460,882
Administrative services fee	324,100
Independent Trustees’ compensation	60,562
Custodian fee	132,802
Shareholder communications	273,408
Audit and tax fees	32,288
Legal fees	46,917
Miscellaneous	269,212
Total expenses	$52,676,221
Fees paid indirectly	(39)
Reduction of expenses by investment adviser and distributor	(2,667,888)
Net expenses	$50,008,294
Net investment income	$13,560,727
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$288,322,714
Foreign currency	538,904
Net realized gain (loss) on investments and foreign currency	$288,861,618
Change in unrealized appreciation (depreciation)
Investments	$117,440,483
Translation of assets and liabilities in foreign currencies	(33,455)
Net unrealized gain (loss) on investments and foreign currency translation	$117,407,028
Net realized and unrealized gain (loss) on investments and foreign currency	$406,268,646
Change in net assets from operations	$419,829,373

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/15	Year ended 11/30/14
Change in net assets	(unaudited)
From operations
Net investment income (loss)	$13,560,727	$(3,919,138)
Net realized gain (loss) on investments and foreign currency	288,861,618	538,272,186
Net unrealized gain (loss) on investments and foreign currency translation	117,407,028	862,090,229
Change in net assets from operations	$419,829,373	$1,396,443,277
Distributions declared to shareholders
From net investment income	$—	$(5,610,021)
From net realized gain on investments	(430,000,906)	(167,691,849)
Total distributions declared to shareholders	$(430,000,906)	$(173,301,870)
Change in net assets from fund share transactions	$39,964,586	$1,226,175,903
Total change in net assets	$29,793,053	$2,449,317,310
Net assets
At beginning of period	11,739,136,790	9,289,819,480
At end of period (including undistributed net investment income of $9,531,456 and accumulated distributions in excess of net investment income of $4,029,271, respectively)	$11,768,929,843	$11,739,136,790

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class A			2014	2013	2012	2011		2010

Net asset value, beginning of period	$71.53		$63.99	$48.38	$42.43	$39.61		$35.08
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$(0.09)	$0.03	$(0.05)	$(0.00	)(w)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	2.37		8.78	15.58	6.00	2.82		4.61
Total from investment operations	$2.42		$8.69	$15.61	$5.95	$2.82		$4.53
Less distributions declared to shareholders
From net realized gain on investments	$(2.64)		$(1.15)	$—	$—	$—		$—
Net asset value, end of period (x)	$71.31		$71.53	$63.99	$48.38	$42.43		$39.61
Total return (%) (r)(s)(t)(x)	3.55	(n)	13.82	32.27	14.02	7.12		12.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	1.05	1.11	1.21		1.30
Expenses after expense reductions (f)	0.95	(a)	0.98	1.04	1.10	1.09		1.15
Net investment income (loss)	0.13	(a)(l)	(0.13)	0.05	(0.11)	(0.00	)(w)	(0.21)
Portfolio turnover	18	(n)	33	32	50	80		103
Net assets at end of period (000 omitted)	$4,324,298		$4,285,993	$3,755,552	$2,647,251	$2,269,089		$1,662,038

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class B			2014	2013	2012	2011	2010

Net asset value, beginning of period	$60.97		$55.12	$41.98	$37.10	$34.89	$31.13
Income (loss) from investment operations
Net investment loss (d)	$(0.18)		$(0.50)	$(0.33)	$(0.35)	$(0.27)	$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		7.50	13.47	5.23	2.48	4.07
Total from investment operations	$1.82		$7.00	$13.14	$4.88	$2.21	$3.76
Less distributions declared to shareholders
From net realized gain on investments	$(2.64)		$(1.15)	$—	$—	$—	$—
Net asset value, end of period (x)	$60.15		$60.97	$55.12	$41.98	$37.10	$34.89
Total return (%) (r)(s)(t)(x)	3.16	(n)	12.96	31.30	13.15	6.33	12.08
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.80	1.86	1.96	2.05
Expenses after expense reductions (f)	1.70	(a)	1.73	1.79	1.84	1.84	1.90
Net investment loss	(0.62	)(a)(l)	(0.89)	(0.68)	(0.86)	(0.74)	(0.96)
Portfolio turnover	18	(n)	33	32	50	80	103
Net assets at end of period (000 omitted)	$138,294		$143,281	$149,880	$135,197	$147,690	$126,226

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class C			2014	2013	2012	2011	2010

Net asset value, beginning of period	$60.57		$54.77	$41.72	$36.86	$34.67	$30.94
Income (loss) from investment operations
Net investment loss (d)	$(0.18)		$(0.50)	$(0.34)	$(0.34)	$(0.28)	$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	1.99		7.45	13.39	5.20	2.47	4.04
Total from investment operations	$1.81		$6.95	$13.05	$4.86	$2.19	$3.73
Less distributions declared to shareholders
From net realized gain on investments	$(2.64)		$(1.15)	$—	$—	$—	$—
Net asset value, end of period (x)	$59.74		$60.57	$54.77	$41.72	$36.86	$34.67
Total return (%) (r)(s)(t)(x)	3.16	(n)	12.95	31.28	13.19	6.32	12.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.80	1.86	1.96	2.05
Expenses after expense reductions (f)	1.70	(a)	1.73	1.79	1.85	1.84	1.90
Net investment loss	(0.63	)(a)(l)	(0.89)	(0.72)	(0.85)	(0.75)	(0.96)
Portfolio turnover	18	(n)	33	32	50	80	103
Net assets at end of period (000 omitted)	$503,490		$470,720	$349,813	$212,919	$167,878	$106,161

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class I			2014	2013	2012	2011	2010

Net asset value, beginning of period	$74.86		$66.83	$50.40	$44.11	$41.07	$36.27
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.08	$0.15	$0.07	$0.10	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.49		9.17	16.28	6.22	2.94	4.79
Total from investment operations	$2.63		$9.25	$16.43	$6.29	$3.04	$4.80
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$—	$—	$—	$—
From net realized gain on investments	(2.64)		(1.15)	—	—	—	—
Total distributions declared to shareholders	$(2.64)		$(1.22)	$—	$—	$—	$—
Net asset value, end of period (x)	$74.85		$74.86	$66.83	$50.40	$44.11	$41.07
Total return (%) (r)(s)(x)	3.67	(n)	14.08	32.60	14.26	7.40	13.23
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.80	0.86	0.91	1.05
Expenses after expense reductions (f)	0.70	(a)	0.74	0.79	0.84	0.82	0.90
Net investment income	0.38	(a)(l)	0.11	0.25	0.15	0.23	0.04
Portfolio turnover	18	(n)	33	32	50	80	103
Net assets at end of period (000 omitted)	$3,035,727		$3,218,199	$2,100,936	$883,450	$965,273	$108,419

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class R1			2014	2013	2012	2011	2010

Net asset value, beginning of period	$60.76		$54.93	$41.85	$36.98	$34.78	$31.03
Income (loss) from investment operations
Net investment loss (d)	$(0.18)		$(0.50)	$(0.32)	$(0.34)	$(0.28)	$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	1.99		7.48	13.40	5.21	2.48	4.06
Total from investment operations	$1.81		$6.98	$13.08	$4.87	$2.20	$3.75
Less distributions declared to shareholders
From net realized gain on investments	$(2.64)		$(1.15)	$—	$—	$—	$—
Net asset value, end of period (x)	$59.93		$60.76	$54.93	$41.85	$36.98	$34.78
Total return (%) (r)(s)(x)	3.15	(n)	12.96	31.25	13.17	6.33	12.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	(a)	1.77	1.80	1.86	1.95	2.05
Expenses after expense reductions (f)	1.70	(a)	1.74	1.79	1.85	1.84	1.90
Net investment loss	(0.63	)(a)(l)	(0.89)	(0.68)	(0.86)	(0.76)	(0.96)
Portfolio turnover	18	(n)	33	32	50	80	103
Net assets at end of period (000 omitted)	$15,604		$15,390	$13,451	$12,146	$10,291	$5,894

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class R2			2014	2013	2012	2011	2010

Net asset value, beginning of period	$68.69		$61.65	$46.73	$41.08	$38.46	$34.14
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.25)	$(0.11)	$(0.16)	$(0.10)	$(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	2.28		8.44	15.03	5.81	2.72	4.49
Total from investment operations	$2.24		$8.19	$14.92	$5.65	$2.62	$4.32
Less distributions declared to shareholders
From net realized gain on investments	$(2.64)		$(1.15)	$—	$—	$—	$—
Net asset value, end of period (x)	$68.29		$68.69	$61.65	$46.73	$41.08	$38.46
Total return (%) (r)(s)(x)	3.43	(n)	13.52	31.93	13.75	6.81	12.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.27	1.30	1.36	1.44	1.55
Expenses after expense reductions (f)	1.20	(a)	1.24	1.29	1.35	1.33	1.40
Net investment loss	(0.13	)(a)(l)	(0.39)	(0.20)	(0.36)	(0.26)	(0.47)
Portfolio turnover	18	(n)	33	32	50	80	103
Net assets at end of period (000 omitted)	$162,997		$172,551	$161,937	$124,942	$103,764	$42,889

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class R3			2014	2013	2012	2011	2010

Net asset value, beginning of period	$71.23		$63.73	$48.18	$42.25	$39.45	$34.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$(0.09)	$0.02	$(0.04)	$(0.02)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	2.37		8.74	15.53	5.97	2.82	4.61
Total from investment operations	$2.41		$8.65	$15.55	$5.93	$2.80	$4.53
Less distributions declared to shareholders
From net realized gain on investments	$(2.64)		$(1.15)	$—	$—	$—	$—
Net asset value, end of period (x)	$71.00		$71.23	$63.73	$48.18	$42.25	$39.45
Total return (%) (r)(s)(x)	3.55	(n)	13.81	32.27	14.04	7.10	12.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.02	1.05	1.11	1.20	1.30
Expenses after expense reductions (f)	0.95	(a)	0.99	1.02	1.10	1.09	1.15
Net investment income (loss)	0.12	(a)(l)	(0.14)	0.04	(0.08)	(0.04)	(0.22)
Portfolio turnover	18	(n)	33	32	50	80	103
Net assets at end of period (000 omitted)	$462,069		$462,227	$340,673	$181,189	$83,479	$30,767

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class R4			2014	2013	2012	2011	2010

Net asset value, beginning of period	$73.07		$65.26	$49.22	$43.05	$40.10	$35.42
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.08	$0.16	$0.08	$0.10	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.44		8.95	15.88	6.09	2.85	4.67
Total from investment operations	$2.57		$9.03	$16.04	$6.17	$2.95	$4.68
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$—	$—	$—	$—
From net realized gain on investments	(2.64)		(1.15)	—	—	—	—
Total distributions declared to shareholders	$(2.64)		$(1.22)	$—	$—	$—	$—
Net asset value, end of period (x)	$73.00		$73.07	$65.26	$49.22	$43.05	$40.10
Total return (%) (r)(s)(x)	3.68	(n)	14.08	32.59	14.33	7.36	13.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.77	0.80	0.86	0.96	1.05
Expenses after expense reductions (f)	0.70	(a)	0.73	0.79	0.85	0.84	0.90
Net investment income	0.38	(a)(l)	0.11	0.29	0.17	0.23	0.04
Portfolio turnover	18	(n)	33	32	50	80	103
Net assets at end of period (000 omitted)	$894,785		$849,381	$783,009	$475,711	$216,784	$149,511

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/15 (unaudited)		Years ended 11/30
Class R5 (y)			2014	2013	2012	2011 (i)

Net asset value, beginning of period	$74.89		$66.83	$50.36	$44.07	$40.29
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.14	$0.21	$0.13	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.50		9.18	16.26	6.16	3.76
Total from investment operations	$2.67		$9.32	$16.47	$6.29	$3.78
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$—	$—	$—
From net realized gain on investments	(2.64)		(1.15)	—	—	—
Total distributions declared to shareholders	$(2.64)		$(1.26)	$—	$—	$—
Net asset value, end of period (x)	$74.92		$74.89	$66.83	$50.36	$44.07
Total return (%) (r)(s)(x)	3.73	(n)	14.20	32.70	14.27	9.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.66	(a)	0.68	0.71	0.81	0.97	(a)
Expenses after expense reductions (f)	0.62	(a)	0.64	0.71	0.81	0.91	(a)
Net investment income	0.45	(a)(l)	0.20	0.37	0.27	0.15	(a)
Portfolio turnover	18	(n)	33	32	50	80
Net assets at end of period (000 omitted)	$2,231,666		$2,121,395	$1,634,569	$1,061,058	$916

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, August 26, 2011, through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Growth Fund (the fund) is a diversified series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity

Notes to Financial Statements (unaudited) – continued

securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to

Notes to Financial Statements (unaudited) – continued

measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$11,515,633,393	$—	$—	$11,515,633,393
Mutual Funds	241,745,020	—	—	241,745,020
Total Investments	$11,757,378,413	$—	$—	$11,757,378,413

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $12,771,113 and a related liability of

Notes to Financial Statements (unaudited) – continued

$13,275,585 for cash collateral received on securities loaned, both of which are presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended May 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements (unaudited) – continued

applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/14
Ordinary income (including any short-term capital gains)	$5,617,193
Long-term capital gains	167,684,677
Total distributions	$173,301,870

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/15
Cost of investments	$7,910,697,217
Gross appreciation	3,897,788,718
Gross depreciation	(51,107,522)
Net unrealized appreciation (depreciation)	$3,846,681,196

As of 11/30/14
Undistributed long-term capital gain	456,847,411
Capital loss carryforwards	(82,773,117)
Post-October capital loss deferral	(3,137,460)
Late year ordinary loss deferral	(4,009,582)
Other temporary differences	(20,351)
Net unrealized appreciation (depreciation)	3,729,240,713

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after November 30, 2011 may

Notes to Financial Statements (unaudited) – continued

be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of November 30, 2014, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

11/30/17	$(82,773,117)

The availability of $82,773,117 of the capital loss carryforwards, which were acquired on August 26, 2011 in connection with the MFS Core Growth Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 5/31/15	Year ended 11/30/14	Six months ended 5/31/15	Year ended 11/30/14
Class A	$—	$—	$158,123,585	$67,760,870
Class B	—	—	6,205,493	3,089,209
Class C	—	—	20,601,400	7,521,865
Class I	—	2,151,678	113,808,162	37,349,682
Class R1	—	—	659,522	283,225
Class R2	—	—	6,659,936	2,999,011
Class R3	—	—	17,399,826	6,318,516
Class R4	—	794,113	32,661,969	13,771,066
Class R5	—	2,664,230	73,881,013	28,598,405
Total	$—	$5,610,021	$430,000,906	$167,691,849

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Average daily net assets in excess of $2.5 billion	0.60%

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $5 billion to $10 billion; 0.50% of average daily net assets in excess of $10 billion to $20 billion; and 0.45% of average daily net assets in excess of $20 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until March 31, 2017. For the six months ended May 31, 2015, this management fee reduction amounted to $2,166,190, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended May 31, 2015, this management fee reduction amounted to $387,070, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.58% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $562,064 for the six months ended May 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$5,343,175
Class B	0.75%	0.25%	1.00%	1.00%	700,725
Class C	0.75%	0.25%	1.00%	1.00%	2,421,162
Class R1	0.75%	0.25%	1.00%	1.00%	75,495
Class R2	0.25%	0.25%	0.50%	0.50%	405,956
Class R3	—	0.25%	0.25%	0.25%	572,210
Total Distribution and Service Fees					$9,518,723

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended May 31, 2015, this rebate amounted to $110,947, $2,003, $1,558, and $120 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2015, were as follows:

Amount
Class A	$3,935
Class B	66,231
Class C	22,865

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2015, the fee was $840,466, which equated to 0.0142% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended May 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,620,416.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2015 was equivalent to an annual effective rate of 0.0055% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts

Notes to Financial Statements (unaudited) – continued

deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $2,310 and the Retirement Deferral plan resulted in an expense of $237. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended May 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $17,235 at May 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended May 31, 2015, the fee paid by the fund under this agreement was $20,701 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended May 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $2,107,180,676 and $2,429,925,837, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/15		Year ended 11/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,028,735	$281,714,881	11,131,174	$734,191,146
Class B	166,943	9,884,405	288,380	16,337,184
Class C	948,491	55,614,443	2,225,739	124,889,900
Class I	5,933,152	435,085,042	18,991,548	1,311,082,514
Class R1	26,832	1,601,705	42,109	2,380,122
Class R2	248,305	16,629,987	491,454	31,124,704
Class R3	1,029,809	71,535,099	2,916,251	190,025,567
Class R4	2,458,512	177,051,169	5,724,477	386,103,319
Class R5	2,532,924	184,736,247	5,672,108	388,915,240
	17,373,703	$1,233,852,978	47,483,240	$3,185,049,696

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/15		Year ended 11/30/14
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,091,716	$142,885,127	971,370	$61,420,131
Class B	102,615	5,932,185	54,073	2,933,216
Class C	263,453	15,127,499	102,244	5,516,119
Class I	1,471,706	105,418,279	548,839	36,260,598
Class R1	11,448	659,522	5,235	283,218
Class R2	94,345	6,178,625	46,726	2,842,397
Class R3	255,805	17,399,825	100,255	6,318,516
Class R4	432,152	30,185,847	211,839	13,643,712
Class R5	1,030,994	73,881,013	473,585	31,248,139
	5,754,234	$397,667,922	2,514,166	$160,466,046

Shares reacquired
Class A	(5,398,811)	$(377,539,733)	(10,873,604)	$(721,020,741)
Class B	(320,373)	(18,998,453)	(711,779)	(40,323,808)
Class C	(554,872)	(32,634,828)	(944,168)	(53,200,397)
Class I	(9,837,282)	(727,691,662)	(7,991,729)	(554,746,746)
Class R1	(31,217)	(1,840,677)	(38,903)	(2,217,180)
Class R2	(467,581)	(31,069,950)	(652,899)	(41,162,265)
Class R3	(1,266,676)	(87,152,314)	(1,872,868)	(124,260,100)
Class R4	(2,256,731)	(161,533,167)	(6,311,804)	(423,759,728)
Class R5	(2,100,794)	(153,095,530)	(2,277,985)	(158,648,874)
	(22,234,337)	$(1,591,556,314)	(31,675,739)	$(2,119,339,839)

Net change
Class A	721,640	$47,060,275	1,228,940	$74,590,536
Class B	(50,815)	(3,181,863)	(369,326)	(21,053,408)
Class C	657,072	38,107,114	1,383,815	77,205,622
Class I	(2,432,424)	(187,188,341)	11,548,658	792,596,366
Class R1	7,063	420,550	8,441	446,160
Class R2	(124,931)	(8,261,338)	(114,719)	(7,195,164)
Class R3	18,938	1,782,610	1,143,638	72,083,983
Class R4	633,933	45,703,849	(375,488)	(24,012,697)
Class R5	1,463,124	105,521,730	3,867,708	261,514,505
	893,600	$39,964,586	18,321,667	$1,226,175,903

The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 2%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2015 Fund, the MFS

Notes to Financial Statements (unaudited) – continued

Lifetime 2020 Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, and the MFS Managed Wealth Fund, were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended May 31, 2015, the fund’s commitment fee and interest expense were $19,372 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	222,917,411	966,325,661	(960,773,637)	228,469,435

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$141,528	$228,469,435

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2014 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments for the series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.